CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL (Parenthetical) $ in Billions	Dec. 31, 2024 USD ($)
Statement of changes in equity [abstract]
Non-Controlling Interest in Operating Subsidiaries	$ 1.7